Revenue Recognition (Details) - Schedule of disaggregated revenue (Parentheticals) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Medical retail [Member]
Disaggregation of Revenue [Line Items]
Amounts related to VIE discontinued operations	$ 943,012	$ 1,259,120	$ 3,196,912	$ 3,531,304
Medical Wholesale [Member]
Disaggregation of Revenue [Line Items]
Amounts related to VIE discontinued operations	456,540	455,521	1,525,132	1,054,748
Recreational wholesale [Member]
Disaggregation of Revenue [Line Items]
Amounts related to VIE discontinued operations	47	143,561	8,963	598,276
Other revenues [Member]
Disaggregation of Revenue [Line Items]
Amounts related to VIE discontinued operations	$ 0	$ 0	$ 17,930	$ 2,741